Acquisitions (Schedule of Acquisition) (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended						6 Months Ended	0 Months Ended		6 Months Ended	0 Months Ended
	Dec. 01, 2011	Jun. 30, 2014	Jun. 30, 2012	Dec. 31, 2011	May 01, 2012	Jul. 02, 2012	Jun. 30, 2013	Aug. 31, 2012	Oct. 01, 2012	Dec. 14, 2012	Dec. 31, 2012	May 31, 2013	Aug. 01, 2013	Dec. 31, 2014	Oct. 01, 2013	Oct. 02, 2013	Dec. 31, 2013	Mar. 04, 2014	May 16, 2014	Jul. 01, 2014
Business Acquisition [Line Items]
Goodwill		845,257	$ 190,279				$ 688,836							868,700
360 networks [Member]
Business Acquisition [Line Items]
Acquisition date	Dec. 01, 2011	Dec. 01, 2011
Cash	709		709
Other current assets	10,722
Property and equipment	167,116
Deferred tax assets, net	88,600
Intangibles	23,959
Goodwill	96,811
Other assets	214
Total assets acquired	388,131
Current liabilities	32,304
Deferred revenue	45,455
Other liabilities	3,472
Total liabilities assumed	81,231
Net assets acquired	306,900
Net assets contributed to OVS	11,700
Less cash acquired	(709)		(709)
Net cash paid	317,891		317,891
MarquisNet [Member]
Business Acquisition [Line Items]
Acquisition date				Dec. 31, 2011
Other current assets				64
Property and equipment				1,295
Intangibles				7,874
Goodwill				4,735
Total assets acquired				13,968
Current liabilities				254
Other liabilities				133
Total liabilities assumed				387
Net assets acquired				13,581
Net cash paid			15,456	13,581
Arialink [Member]
Business Acquisition [Line Items]
Acquisition date		May 01, 2012			May 01, 2012
Cash					74
Other current assets					97
Property and equipment					8,873
Deferred tax assets, net					741
Intangibles					6,807
Goodwill					3,753
Other assets					31
Total assets acquired					20,376
Current liabilities					1,295
Deferred revenue					2,685
Other liabilities					945
Total liabilities assumed					4,925
Net assets acquired					15,451
Net assets contributed to OVS					1,752
Less cash acquired					(74)
Net cash paid			17,926		17,129
AboveNet [Member]
Business Acquisition [Line Items]
Acquisition date		Jul. 02, 2012				Jul. 02, 2012
Cash						141,586
Other current assets						46,501
Property and equipment						1,477,320
Deferred tax assets, net						42,126
Intangibles						480,366
Goodwill						381,634
Other assets						12,564
Total assets acquired						2,582,097
Current liabilities						78,371
Deferred revenue						146,016
Other liabilities						6,081
Total liabilities assumed						230,468
Net assets acquired						2,351,629
Less cash acquired						(141,586)
Net cash paid						2,210,043	2,210,043
FiberGate [Member]
Business Acquisition [Line Items]
Acquisition date		Aug. 31, 2012						Aug. 31, 2012
Cash								2,278
Other current assets								4,912
Property and equipment								58,975
Intangibles								35,963
Goodwill								53,783
Other assets								58
Total assets acquired								155,969
Current liabilities								1,508
Deferred revenue								2,541
Deferred tax liability, net								31,307
Total liabilities assumed								35,356
Net assets acquired								120,613
Less cash acquired								(2,278)
Net cash paid							118,335	118,335
US Carrier [Member]
Business Acquisition [Line Items]
Acquisition date		Oct. 01, 2012							Oct. 01, 2012
Other current assets									1,297
Property and equipment									19,361
Deferred tax assets, net									1,986
Intangibles									6,820
Goodwill									5,376
Other assets									27
Total assets acquired									34,867
Current liabilities									3,742
Deferred revenue									2,206
Total liabilities assumed									5,948
Net assets acquired									28,919
Cost method investment in USCarrier									(12,827)
Net cash paid							16,092		16,092
First Telecom [Member]
Business Acquisition [Line Items]
Acquisition date		Dec. 14, 2012								Dec. 14, 2012
Other current assets										5,901
Property and equipment										63,543
Deferred tax assets, net										19,238
Intangibles										17,135
Goodwill										48,382
Other assets										60
Total assets acquired										154,259
Current liabilities										4,560
Deferred revenue										39,999
Total liabilities assumed										44,559
Net assets acquired										109,700
Net cash paid							109,700			109,700
Litecast/Balticore, LLC [Member]
Business Acquisition [Line Items]
Acquisition date		Dec. 31, 2012									Dec. 31, 2012
Other current assets											256
Property and equipment											386
Deferred tax assets, net											51
Intangibles											12,510
Goodwill											9,867
Total assets acquired											23,070
Current liabilities											209
Deferred revenue											701
Total liabilities assumed											910
Net assets acquired											22,160
Net cash paid							22,160				22,160
Core NAP [Member]
Business Acquisition [Line Items]
Acquisition date		May 31, 2013										May 31, 2013
Other current assets												198
Property and equipment												2,507
Intangibles												4,105
Goodwill												986
Total assets acquired												7,796
Current liabilities												543
Other liabilities												173
Total liabilities assumed												716
Net assets acquired												7,080
Net cash paid		50					7,080					7,080
Corelink [Member]
Business Acquisition [Line Items]
Acquisition date		Aug. 01, 2013											Aug. 01, 2013	Aug. 01, 2013
Cash													93
Other current assets													521
Property and equipment													15,856
Intangibles													156
Goodwill													2,950
Other assets													545
Total assets acquired													20,121
Current liabilities													718
Deferred revenue													219
Capital lease obligations													14,240
Deferred tax liability, net													2,962
Total liabilities assumed													18,139
Net assets acquired													1,982
Less cash acquired													(93)
Net cash paid													1,889
Access acquisition [Member]
Business Acquisition [Line Items]
Acquisition date		Oct. 01, 2013												Oct. 01, 2013	Oct. 01, 2013
Cash															1,162
Other current assets															2,284
Property and equipment															11,453
Intangibles															18,000
Goodwill															23,898
Total assets acquired															56,797
Current liabilities															957
Deferred revenue															5,054
Deferred tax liability, net															9,556
Total liabilities assumed															15,567
Net assets acquired															41,230
Less cash acquired															(1,162)
Net cash paid															40,068
Fiber Link [Member]
Business Acquisition [Line Items]
Acquisition date		Oct. 02, 2013												Oct. 02, 2013		Oct. 02, 2013
Cash																1
Other current assets																811
Property and equipment																15,960
Deferred tax assets, net																7,658
Intangibles																19,300
Goodwill																19,755
Other assets																142
Total assets acquired																63,627
Current liabilities																1,286
Deferred revenue																19,203
Total liabilities assumed																20,489
Net assets acquired																43,138
Less cash acquired																(1)
Net cash paid		43,137														43,137	43,100
Core Xchange [Member]
Business Acquisition [Line Items]
Acquisition date		Mar. 04, 2014												Mar. 04, 2014				Mar. 04, 2014
Other current assets																		893
Property and equipment																		3,009
Deferred tax assets, net																		158
Intangibles																		10,148
Goodwill																		4,458
Other assets																		44
Total assets acquired																		18,710
Current liabilities																		607
Deferred revenue																		395
Capital lease obligations																		205
Total liabilities assumed																		1,207
Net assets acquired																		17,503
Net cash paid		17,503																17,503
Geo [Member]
Business Acquisition [Line Items]
Acquisition date		May 16, 2014																	May 16, 2014
Cash																			13,739
Other current assets																			11,060
Property and equipment																			219,535
Intangibles																			61,164
Goodwill																			91,249
Other assets																			9,873
Total assets acquired																			406,620
Current liabilities																			22,226
Deferred revenue														40,807					40,807
Deferred tax liability, net																			37,516
Total liabilities assumed																			100,549
Net assets acquired																			306,071
Less cash acquired																			(13,739)
Net cash paid		292,332																	292,332
AtlantaNAP [Member]
Business Acquisition [Line Items]
Acquisition date		Jul. 01, 2014												Jul. 01, 2014						Jul. 01, 2014
Other current assets																				300
Property and equipment																				9,700
Deferred tax assets, net																				100
Intangibles																				30,400
Goodwill																				13,700
Total assets acquired																				54,200
Current liabilities																				1,400
Deferred revenue																				300
Total liabilities assumed																				1,700
Net assets acquired																				52,500
Net cash paid																				52,500
Neo Telecoms [Member]
Business Acquisition [Line Items]
Acquisition date		Jul. 01, 2014												Jul. 01, 2014						Jul. 01, 2014
Cash																				4,200
Other current assets																				13,100
Property and equipment																				42,900
Intangibles																				13,400
Goodwill																				25,200
Other assets																				2,400
Total assets acquired																				101,200
Current liabilities																				10,600
Deferred revenue																				6,300
Deferred tax liability, net																				6,200
Total liabilities assumed																				23,100
Net assets acquired																				78,100
Less cash acquired																				(4,200)
Net cash paid														73,900						$ 73,900